Gain on realization of marketable securities (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	May 31, 2012 Sapura Kencana [Member]	Dec. 31, 2012 Sapura Kencana [Member]	Jun. 30, 2012 Sapura Kencana [Member]	May 30, 2012 Sapura Kencana [Member]	May 17, 2012 Sapura Kencana [Member]	Dec. 31, 2012 SapuraCrest [Member]	Dec. 31, 2011 SapuraCrest [Member]
Business Acquisition [Line Items]
Number of shares received of merged entity (in shares)	589
Proceeds from disposal of associated companies	$ 65	$ 0	$ 0
Cash proceeds	65	141				198
Ownership interest (in hundredths)				20.00%	50.00%		11.79%	6.40%		11.80%		23.59%
Gain on decline in ownership interest	169										169
Shares sold (in shares)							300
Gain on realization of marketable securities	85	416	0				84
Percentage of marketable securities held (in hundredths)							6.40%		6.40%
Conversion factor for each newly issued share		0.4778
Additional amount paid to former shareholders (in dollars per share)		$ 15.60
Accumulated other comprehensive income effect in Pride holdings		$ 416